Vessels, Net, Net Book Value (Details) - Vessels [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Cost [Abstract]
Beginning balance	$ 610,137
Additions	38,173
Ending balance	648,310
Accumulated Depreciation [Abstract]
Beginning balance	(125,645)
Depreciation for the period	(14,465)
Ending balance	(140,110)
Net book value	$ 508,200